4. NOTES PAYABLE (Tables)	12 Months Ended
Mar. 31, 2015
Debt Disclosure [Abstract]
Schedule of notes payable
	March 31, 2015		March 31, 2014
	Principal Balance	Accrued Interest	Principal Balance	Accrued Interest
12% Notes payable, past due	$–	$–	$185,000	$353,813
10% Note payable, past due	–	–	5,000	6,375
Directors’ Note(s)	–	–	200,000	14,516
Total	$–	$–	$390,000	$374,704